Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of Income tax reconciliation

	For the year ended December 31,
	2021	2022	2023
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(16.5)	(0.1)	(29.6)
Effect of withholding taxes	(0.3)	—	—
Permanent differences(1)	26.6	(33.4)	25.4
Change in valuation allowances	(35.2)	8.7	(21.2)
Effective income tax rate	(0.4)	0.2	(0.4)
(1)	The permanent differences mainly consist of additional super deduction for research and development expenditures, and certain non-deductible expenses.

Schedule of net operating tax loss carry forwards

RMB

Loss expiring in 2024	14,186
Loss expiring in 2025	18,968
Loss expiring in 2026	42,858
Loss expiring in 2027	28,366
Loss expiring in 2028	69,256
Loss expiring in 2029	156,879
Loss expiring in 2030	156,066
Loss expiring in 2031	207,664
Loss expiring in 2032	14,027
Loss expiring in 2033	98,722
806,992

Schedule of deferred tax assets

	December 31, 2022	December 31, 2023
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	108,601	116,862
Advertising expenses in excess of deduction limit	—	1
Total deferred tax assets	108,601	116,863
Less: valuation allowances	(108,601)	(116,863)
Net deferred tax assets	—	—

Schedule of movement of the aggregate valuation allowances for deferred tax assets

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2021	(74,607)	(38,231)	(112,838)
2022	(112,838)	4,237	(108,601)
2023	(108,601)	(8,262)	(116,863)
*

The movement in valuation allowances were due to the changes of deferred tax assets recognized for net operating tax loss carry forwards, advertising expenses in excess of deduction limit and deferred revenue.